Note 25 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
25.	COMMITMENTS AND CONTINGENCIES

Commitments for each of the next
five
years and thereafter are as follows:

As at
March 31, 2020

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$1,463,615	$1,200,713	$322,590	$101,606	$3,088,524

Just Energy has entered into leasing contracts for office buildings and administrative equipment. These leases have a leasing period of between one
and
eight
years.
No
purchase options are included in any major leasing contracts. Just Energy is also committed under long-term contracts with customers to supply gas and electricity. These contracts have various expiry dates and renewal options.

(a)	Surety bonds and letters of credit

Pursuant to separate arrangements with several bond agencies, The Hanover Insurance Group and Charter Brokerage LLC, Just Energy has issued surety bonds to various counterparties including states, regulatory bodies, utilities and various other surety bond holders in return for a fee and/or meeting certain collateral posting requirements. Such surety bond postings are required in order to operate in certain states or markets. Total surety bonds issued as at
March 31, 2020
were
$63.4
million.

As at
March 31, 2020,
Just Energy had total letters of credit outstanding in the amount of
$72.5
million (Note
16
(a)).

(b)	Officers and directors

Corporate indemnities have been provided by Just Energy to all directors and certain officers of its subsidiaries and affiliates for various items including, but not
limited to, all costs to settle suits or actions due to their association with Just Energy and its subsidiaries and/or affiliates, subject to certain restrictions. Just Energy has purchased directors’ and officers’ liability insurance to mitigate the cost of any potential future suits or actions. Each indemnity, subject to certain exceptions, applies for so long as the indemnified person is a director or officer of one
of Just Energy’s subsidiaries and/or affiliates. The maximum amount of any potential future payment cannot be reasonably estimated.

(c)	Operations

In the normal course of business, Just Energy and/or Just Energy’s subsidiaries and affiliates have entered into agreements that include guarantees in favour of third
parties, such as purchase and sale agreements, leasing agreements and transportation agreements. These guarantees may
require Just Energy and/or its subsidiaries to compensate counterparties for losses incurred by the counterparties as a result of breaches in representation and regulation or as a result of litigation claims or statutory sanctions that may
be suffered by the counterparty as a consequence of the transaction. The maximum payable under these guarantees is estimated to be
$64.4
million.

(d)	Legal proceedings

Just Energy’s subsidiaries are party to a number of legal proceedings. Other than as set out below, Just Energy believes that each proceeding constitutes legal matters that are incidental to the business conducted by Just Energy and that the ultimate disposition of the proceedings will not
have a material adverse effect on its consolidated earnings, cash flows or financial position.

In
March 2012,
Davina Hurt and Dominic Hill filed a lawsuit against Commerce Energy Inc. (“Commerce”), Just Energy Marketing Corp. and the Company in the Ohio Federal Court claiming entitlement to payment of minimum wage and overtime under Ohio wage claim laws and the Federal Fair Labor Standards Act (“FLSA”) on their own behalf and similarly situated door-to-door sales representatives who sold for Commerce in certain regions of the United States. The Court granted the plaintiffs’ request to certify the lawsuit as a class action. Approximately
1,800
plaintiffs opted into the federal minimum wage and overtime claims, and approximately
8,000
plaintiffs were certified as part of the Ohio state overtime claims. On
October 6, 2014,
the jury refused to find a willful violation but concluded that certain individuals were not
properly classified as outside salespeople in order to qualify for an exemption under the minimum wage and overtime requirements. On
September 28, 2018,
the Court issued a final judgment, opinion and order. Just Energy filed its appeal to the Court of Appeals for the Sixth Circuit on
October 25, 2018.
Oral testimony was heard on
October 24, 2019.
A decision is pending. Just Energy strongly believes it complied with the law which is consistent with the recent findings in Encino Motorcars, LLC v. Navarro,
138
S. Ct.
1134,
1142
(
2018
) and Kevin Flood, et al. v. Just Energy Marketing Group, et al.
2d
Circular
No.
17
-
0546.

In
August 2013,
Levonna Wilkins, a former door-to-door independent contractor for Just Energy Marketing Corp. (“JEMC”), filed a lawsuit against Just Energy Illinois Corp., Commerce Energy Inc., JEMC and the Company (collectively referred to as “Just Energy”) in the Illinois Federal District Court claiming entitlement to payment of minimum wage and overtime under Illinois wage claim laws and the FLSA on her own behalf and similarly situated door-to-door sales representatives who sold in Illinois. On
March 13, 2015,
the Court certified the class of Illinois sales representatives who sold for Just Energy Illinois and Commerce, and on
June 16, 2016,
the Court granted Just Energy’s motion for reconsideration which revised the class definition to exclude sales representatives who sold for Commerce. A trial commenced on
August 5, 2019.
On
August 12, 2019,
the jury ruled in favour of Just Energy, dismissing all claims of the Illinois class members. The plaintiff filed her appeal to the Court of Appeals for the Seventh Circuit (the “Seventh Circuit”) on
September 10, 2019.
On
February 19, 2020,
with the agreement of the parties, the Seventh Circuit dismissed the appeal. The decision to dismiss all of the claims of the Illinois class members is final.

In
May 2015,
Kia Kordestani, a former door-to-door independent contractor sales representative for Just Energy Corp., filed a lawsuit against Just Energy Corp., Just Energy Ontario L.P. and the Company (collectively referred to as “Just Energy”) in the Superior Court of Justice, Ontario, claiming status as an employee and seeking benefits and protections of the Employment Standards Act,
2000
such as minimum wage, overtime pay, and vacation and public holiday pay on his own behalf and similarly situated door-to-door sales representatives who sold in Ontario. On Just Energy’s request, Mr. Kordestani was removed as a plaintiff but replaced with Haidar Omarali, also a former door-to-door sales representative. On
July 27, 2016,
the Court granted Omarali’s request for certification, refused to certify Omarali’s request for damages on an aggregate basis, and refused to certify Omarali’s request for punitive damages. Omarali’s motion for summary judgment was dismissed in its entirety on
June 21, 2019.
A trial date has been set commencing
November 15, 2021.

On
July 23, 2019,
Just Energy announced that, as part of its Strategic Review process, management identified customer enrolment and non-payment issues, primarily in Texas. In response to this announcement, and in some cases in response to this and other subsequent related announcements, putative class action lawsuits have been filed in the United States District Court for the Southern District of New York, in the United States District Court for the Southern District of Texas and in the Ontario Superior Court of Justice, on behalf of investors that purchased Just Energy Group Inc. securities during various periods, ranging from
November 9, 2017
through
August 19, 2019.
The U.S. law-suits seek damages allegedly arising from violations of the United States Securities Exchange Act. The Ontario lawsuit seeks damages allegedly arising from violations of Canadian securities legislation and of common law. The U.S. lawsuits and the Ontario law suits have been consolidated, each with one
lead plaintiff. Just Energy denies the allegations and will vigorously defend these claims.

In
March
of
2020,
the seller representative with respect to the acquisition of Filter Group Inc. (the “Claimant”) delivered a Notice of Dispute under the purchase agreement among the Claimant, Just Energy, a subsidiary of Just Energy (the “Buyer”) and other sellers with respect to the purchase of Filter Group Inc. by the Buyer on
September 10, 2018 (
the “Purchase Agreement”). In this arbitral proceeding, the Claimant alleges, among other things, that the Buyer breached its responsibilities by failing to conduct the business of Filter Group Inc. in a commercially reasonable manner to reduce or avoid the achievement of the EBITDA targets contained in the Purchase Agreement and failed to honour the obligations to the Claimant that would have been owing had the target EBITDA been achieved in the first
period under the Purchase Agreement. The Claimant seeks, among other things, the immediate exchange of the
9,500,000
class A special shares of the Buyer for common shares of Just Energy, being the number of common shares of Just Energy that would be exchanged if the entire earn-out under the Purchase Agreement was achieved. Just Energy denies the allegations and will vigorously defend the proceeding.